Investment in Insurance Contract (Details) - EBP 005	12 Months Ended
	Dec. 31, 2025 USD ($) contract	Dec. 31, 2024 USD ($)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Number of guaranteed investment contracts | contract	2
Guaranteed investment contract in Master Trust | $	$ 32,283,729	$ 35,471,958
Interest credited to participants	2.96%	2.21%
Guaranteed Investment Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Interest credited to participants	3.00%	3.00%
Interest credited to participants, minimum percentage	3.00%	3.00%
Interest credited to participants, lifetime minimum percentage	3.00%
Option to payout, percentage	100.00%
Option to payout, period	5 years